LICENSES	12 Months Ended
Nov. 30, 2020
Licenses [Abstract]
LICENSES

9.       LICENSES

Four licenses were acquired during the year ended November 30, 2018 through the issuance of 888,000 common shares valued at $4,880,639. During the year ended November 30, 2020, the Company wrote-off one license with an unamortized balance of $330,276 (year ended November 30, 2019 – one license with an unamortized balance $717,125). The remaining two licenses held at November 30, 2020 are being amortized over the term of the corresponding agreements ranging from three to four years.

During the year ended November 30, 2020, amortization, included in cost of sales, amounted to $596,882 (2019 - $1,819,596; 2018 – $603,718). The cumulative currency translation adjustment at November 30, 2020 was $101,718 (November 30, 2019 - $100,636).

The following table is a reconciliation of the licenses:

	2020	2019
	$	$
Balance, beginning of year	1,840,836	4,382,598
Amortization	(596,882)	(1,819,596)
Write-offs	(330,276)	(717,125)
Currency translation adjustment	1,082	(5,041)

Balance, end of year	914,760	1,840,836